UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF (LOSS)/INCOME - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF (LOSS)/INCOME [Abstract]
Revenue, net	$ 3,547	$ 2,719
Voyage expenses, net	(311)	(112)
Vessels operating expenses	(1,995)	(903)
Management fees	(298)	(213)
General and administrative expenses	(687)	(12)
Depreciation expense	(1,181)	(339)
Amortization of deferred drydocking costs	(259)	(178)
Operating (loss)/profit	(1,184)	962
Interest and finance costs	(2,040)	(3)
Interest income	79	27
Loss on warrants, net	(537)	0
Other (costs)/income, net	(12)	1
Net (loss) / income	(3,694)	987
Cumulative dividends on Series A Preferred Shares	(1,272)	(75)
Net (loss) / income attributable to common shareholders	$ (4,966)	$ 912
(Loss) / earnings per common share, basic (in dollars per share)	$ (3.36)	$ 182.4
(Loss) / earnings per common share, diluted (in dollars per share)	$ (3.36)	$ 182.4
Weighted average number of shares, basic (in shares)	1,477,371	5,000
Weighted average number of shares, diluted (in shares)	1,477,371	5,000